Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 109,917	$ 67,464
Trade accounts receivable	48	155
Prepayments and other assets	692	1,103
Inventories	1,220	799
Due from related party	1,086	883
Total current assets	112,963	70,404
FIXED ASSETS, NET:
Vessels, net	947,377	977,298
Total fixed assets, net	947,377	977,298
OTHER NON CURRENT ASSETS:
Due from related party	1,350	1,350
Accrued charter revenue	342	0
Deferred charges	1,404	0
Above-market acquired time charter contract	0	5,267
Total assets	1,063,436	1,054,319
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $3,046 and $2,145, respectively	251,754	2,655
Trade accounts payable	5,736	4,497
Due to related party	306	72
Accrued liabilities	4,206	4,051
Unearned revenue	10,740	11,623
Total current liabilities	272,742	22,898
NON-CURRENT LIABILITIES:
Deferred revenue	3,147	1,405
Long-term debt, net of current portion and unamortized deferred financing fees of $6,938 and $11,102, respectively	461,062	711,698
Total non-current liabilities	464,209	713,103
Commitments and contingencies	0	0
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 35,490,000 units issued and outstanding as at December 31, 2018 and 2017)	199,400	245,055
General Partner (35,526 units issued and outstanding as at December 31, 2018 and 2017)	(16)	47
Total partners' equity	326,485	318,318
Total liabilities and partners' equity	1,063,436	1,054,319
Series A Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	73,216	73,216
Preferred unitholders	73,216	73,216
Series B Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	53,885	0
Preferred unitholders	$ 53,885	$ 0